ACCOUNTS RECEIVABLE (Details) - CAD ($)	Sep. 30, 2019	Dec. 31, 2018
ACCOUNTS RECEIVABLE
Goods and services tax refund receivable	$ 1,992,302	$ 2,519,789
Trade receivables	4,134,939	801,756
Other receivables		257,726
Total accounts receivable	$ 6,127,241	$ 3,579,271